Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Leases Disclosure [Line Items]
Balance at beginning of year	¥ 238		¥ 382		¥ 493
Charged to costs or expenses, or charge-off	3		(187)		(69)
Others	42	[1]	43	[1]	(42)	[1]
Balance at end of year	¥ 283		¥ 238		¥ 382

[1]	Others consist mainly of foreign currency translation adjustments.